Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Vessel Impairment Loss	$ 6,607	$ 0	$ 42,323
Hanjin Malta [Member]
Property, Plant and Equipment [Line Items]
Fair value measurement	5,020
Vessel Impairment Loss	$ 6,607